Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities, And Contingent Assets [Abstract]
Schedule of Commitments	The Company’s unconditional purchase commitments are as follows:

(in millions)	December 31, 2024	December 31, 2023
Contracts for capital expenditures	$635	$1,136
Total	$635	$1,136
Due within the next 12 months	$434	$349